Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	$ 5,814,468	$ 4,022,234
Net income	(19,907)	(509)
Other comprehensive income (loss)	(340,385)	160,647
Purchases and issuances	1,982,906	1,637,862
Sales and settlements	(361,220)	(168,160)
Transfer into and/or out of Level 3, net	55,677	162,394
Ending balance	7,131,539	5,814,468
Realized gains (losses) included in net Income related to financial instruments	(27,490)	(10,201)
Available-for-sale Securities | States and political subdivisions
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Other comprehensive income (loss)	(1)
Purchases and issuances	500
Ending balance	499
Available-for-sale Securities | Foreign government
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	34,147	33,284
Other comprehensive income (loss)	(774)	863
Ending balance	33,373	34,147
Available-for-sale Securities | Public utilities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	521,199	201,195
Net income	(1,025)	(63)
Other comprehensive income (loss)	(26,113)	21,494
Purchases and issuances	161,600	205,774
Sales and settlements	(5,803)	(8,435)
Transfer into and/or out of Level 3, net		101,234
Ending balance	649,858	521,199
Realized gains (losses) included in net Income related to financial instruments	(1,024)	(63)
Available-for-sale Securities | Corporate securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	5,212,561	3,727,803
Net income	(19,428)	(3,046)
Other comprehensive income (loss)	(313,328)	138,923
Purchases and issuances	1,820,806	1,432,088
Sales and settlements	(329,689)	(144,367)
Transfer into and/or out of Level 3, net	817	61,160
Ending balance	6,371,739	5,212,561
Realized gains (losses) included in net Income related to financial instruments	(26,502)	(11,865)
Available-for-sale Securities | Collateralized debt obligations
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	45,229	56,872
Net income	516	2,488
Other comprehensive income (loss)	(167)	(592)
Sales and settlements	(24,414)	(13,539)
Ending balance	21,164	45,229
Realized gains (losses) included in net Income related to financial instruments	36	1,615
Available-for-sale Securities | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	1,332	3,080
Net income	30	112
Other comprehensive income (loss)	(2)	(41)
Sales and settlements	(1,314)	(1,819)
Transfer into and/or out of Level 3, net	54,860
Ending balance	54,906	1,332
Realized gains (losses) included in net Income related to financial instruments		112
Reserve at Fair Value
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(17,052,283)	(11,943,461)
Net income	273,778	(4,077,424)
Purchases and issuances	(2,687,078)	(2,166,876)
Sales and settlements	1,369,574	1,135,478
Ending balance	(18,096,009)	(17,052,283)
Realized gains (losses) included in net Income related to financial instruments	(2,413,300)	(6,244,300)
Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	11,583	8,666
Net income	182,923	240,700
Sales and settlements	(192,156)	(237,783)
Ending balance	2,350	11,583
Realized gains (losses) included in net Income related to financial instruments	2,917	2,917
Derivative liability
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(757)	(29,251)
Net income	(179,854)	(128,330)
Sales and settlements	146,799	156,824
Ending balance	(33,812)	(757)
Realized gains (losses) included in net Income related to financial instruments	$ (28,494)	$ 28,494